Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Mar. 27, 2014
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to the Registration Statement on Form S-3 (File No. 333-186039) (the “Registration Statement”) on Form S-1 of Ireland Inc. (the “Company”) is being filed pursuant to the undertakings of Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement as required by Section 10(a)(3) of the Securities Act of 1933. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement on January 15, 2013.
Document Period End Date	Dec. 31, 2013
Trading Symbol	irld
Entity Registrant Name	IRELAND INC.
Entity Central Index Key	0001166338
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		146,559,542
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY